INVESTMENTS - Investments In Associates (Details) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Jan. 15, 2019 USD ($)	Jan. 15, 2019 ARS ($)	Jan. 03, 2017 USD ($)	Feb. 25, 2016 USD ($) $ / shares shares	Jan. 26, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 17, 2018 USD ($)
Disclosure of associates [line items]
Investment in associates						$ 3,776	$ 4,000
Impairment of investments in associates (note 11.2)						0	800	$ 0
Purchase of interests in associates						0	3,250	469
Share of results of investment in associates						$ (224)	$ 0	$ 0
CHVG investment
Disclosure of associates [line items]
Proportion of ownership interest in associate							40.00%
Proceeds from sales of interests in associates	$ 10	$ 390
Collokia investment
Disclosure of associates [line items]
Proportion of ownership interest in associate						19.50%	19.50%
Investment in associates						$ 800
Impairment of investments in associates (note 11.2)							$ 800
Investment in associates, shares issued | shares				55,645
Purchase of interest in associate, shares | shares				20,998
Purchase of interest in associate, price per share (In dollars per share) | $ / shares				$ 23.81
Purchase of interests in associates				$ 500
Share of results of investment in associates						$ (224)
Acamica Group Companies
Disclosure of associates [line items]
Proportion of ownership interest in associate					100.00%
Acamica US
Disclosure of associates [line items]
Proportion of ownership interest in associate					100.00%
Acamica Argentina
Disclosure of associates [line items]
Proportion of ownership interest in associate					97.00%
Acamica Investment
Disclosure of associates [line items]
Proportion of ownership interest in associate			20.00%			47.50%
Investment in associates			$ 750						$ 3,250